Note 18 - Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 18 - Commitments (Details) [Line Items]
Operating Leases, Rent Expense	$ 2,661,000	$ 2,918,000	$ 2,425,000
Years [Member] | Minimum [Member]
Note 18 - Commitments (Details) [Line Items]
Long-term Purchase Commitment, Time Period	1
Years [Member] | Maximum [Member]
Note 18 - Commitments (Details) [Line Items]
Long-term Purchase Commitment, Time Period	2